Inventories and Cost of Sales (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories and Cost of Sales (Textual)
Cost of inventories recognized as an expense	$ 1,280,829	$ 958,469	$ 558,105
Write-downs of inventory	$ 14,273	$ 7,084	$ 6,214